Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill
Schedule of carrying value of goodwill

		Asset
		management
	Capital	and other	Other
($ in thousands)	provision	services	corporate	Total
December 31, 2021	107,991	25,020	1,008	134,019
Foreign exchange gain/(loss)	-	-	(107)	(107)
December 31, 2022	107,991	25,020	901	133,912
Foreign exchange gain/(loss)	-	-	53	53
December 31, 2023	107,991	25,020	954	133,965